                             SUNAMERICA SERIES TRUST

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2006

In the section titled "MANAGEMENT," under the heading "Portfolio Management," the portfolio management disclosure with respect to the Federated American Leaders Portfolio all references to William Dierker are deleted in their entirety and replaced with Igor Golalic. The following disclosure will be added:

     "Mr. Golalic joined Federated in March 2003 as an Assistant Vice President/Senior Research Analyst responsible for portfolio management and equity research in the Utilities sector. Mr. Golalic became a Vice President/Associate Portfolio Manager/Senior Investment Analyst in September 2005. Mr. Golalic was a Senior Securities Analyst at S.T.R.S. of Ohio from June 1999 to March 2003. Mr. Golalic holds the Chartered Financial Analyst designation."

In the same section titled "MANAGEMENT" under the heading "Portfolio Management," the disclosure regarding the Telecom Utility Portfolio is supplemented to add David R. Powers. The following disclosure will be added:

     "Mr. Powers joined Federated as a Senior Investment Analyst since July 2001. Mr. Powers became Associate Director Research of Equity Research in January 2004 and Assistant Portfolio Manager in January 2005. He became Vice President in 2003. Mr. Powers holds the Chartered Financial Analyst designation."

Dated: August 30, 2006

Class 1, Version A; Class 1, Version B; Version C1; Combined Version 1; and Combined Master

                             SUNAMERICA SERIES TRUST
              Supplement to the Statement of Additional Information
                                Dated May 1, 2006

Under the heading PORTFOLIO MANAGERS, under the section Other Accounts, in regard to Federated Equity Management Company of Pennsylvania ("Federated"), all references to William Dierker are deleted and the chart should be supplemented with the following:

                                                                   OTHER ACCOUNTS
                                                              (As of January 31, 2006)
                                 -----------------------------------------------------------------------------
                                   Registered Investment        Pooled Investment
                                         Companies                  Vehicles               Other Accounts
                                 -------------------------  ------------------------  ------------------------
  Advisers/                       No. of       Assets        No. of    Total Assets    No. of    Total Assets
 Subadviser  Portfolio Managers  Accounts  (in $ millions)  Accounts  (in $millions)  Accounts  (in $millions)
-----------  ------------------  --------  ---------------  --------
--------------  --------  --------------
Federated    Golalic, Igor          --            --           --           --           --           --
             Powers, David R.       --            --           --           --           --           --

Dated: August 30, 2006